INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2013
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Summary of Financial Information of the Affiliated Companies

	June 30, 2013		December 31, 2012
	Navios	Navios	Navios	Navios
Balance Sheet	Partners	Acquisition	Partners	Acquisition
Current assets	$86,245	$131,009	$70,033	$71,795
Non-current assets	948,415	1,384,833	884,919	1,298,849
Current liabilities	26,258	50,573	60,276	67,828
Non-current liabilities	342,559	1,027,406	275,982	1,071,512

	Three Month Period Ended		Three Month Period Ended
	June 30, 2013		June 30, 2012
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$49,154	$47,057	$49,122	$35,945
Net income/(loss)	19,511	(1,536)	16,681	(1,928)

	Six Month Period Ended		Six Month Period Ended
	June 30, 2013		June 30, 2012
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$99,435	$91,229	$97,109	$71,662
Net income/(loss)	35,757	(801)	33,618	(2,716)